Note 5 - Related Party Transactions - Notes payable related parties consisted (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Note payable	$ 346,000	$ 346,000	$ 23,000
Current maturities of notes payable - related parties	(26,000)	(26,000)	(15,000)
Notes payable - related parties, net of current maturities	320,000	320,000	8,000
Chief Executive officer, issued on June 6, 2011 [Member]
Note payable	1,000	1,000	1,000
Stockholder, issued on June 21, 2011 [Member]
Note payable	10,000	10,000	10,000
Stockholder, issued on January 03, 2012 [Member]
Note payable	2,000	2,000	2,000
Stockholder, issued on January 20, 2012 [Member]
Note payable	2,000	2,000	2,000
Stockholder, issued on March 01, 2012 [Member]
Note payable	2,000	2,000	2,000
Stockholder, issued on April 01, 2012 [Member]
Note payable	2,000	2,000	0
Stockholder, issued on March 23, 2012 [Member]
Note payable	6,000	6,000	6,000
Destiladora Huerta Real, S.A. de C.V. [Member]
Note payable	320,000	320,000	0
Chief Executive Officer, issued November 20, 2012 [Member]
Note payable	$ 1,000	$ 1,000	$ 0